Related Party Transactions And Balances - Schedule of Balances with Major Related Parties (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Due from related party	¥ 1,260	$ 183	¥ 640
Due to related party	(4,196)	$ (611)	(4,694)
Tencent Group
Related Party Transaction [Line Items]
Due from related party	1,260		640
Due to related party	¥ (4,196)		¥ (4,694)